As filed with the Securities and Exchange Commission on July 2, 2008

Registration No. 33-54662

811-05006

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 25

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 9

Penn Mutual Variable Life Account I

(Exact name of trust)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of depositor)

600 Dresher Road

Horsham, Pennsylvania  19044

(Complete address of depositor’s principal executive offices)

Susan T. Deakins

Vice President and Chief Actuary

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania  19044

(Name and complete address of agent for service)

Copy to:

Michael Berenson

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐            Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒          On July 18, 2008 pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a) of Rule 485.

☐            On (date) pursuant to paragraph (a) of Rule 485.

Explanatory Note

This Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 for The Penn Mutual Life Insurance Company (the “Company”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (“1933 Act”) solely for the purpose of delaying, until July 18, 2008, the effectiveness of Post-Effective Amendment No. 24 (“PEA No. 24”), which was filed with the Commission on May 5, 2008, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to that filing by means of this filing, Parts A, B and C of PEA No. 24 are incorporated herein by reference.

PART A - PROSPECTUS

The Prospectus for Cornerstone VUL 2008 is incorporated herein by reference to Part A of PEA No. 24.

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Cornerstone VUL 2008 is incorporated by reference to Part B of PEA No. 24.

PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 24.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 30th day of June, 2008.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
(Registrant)

By:	THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Robert E. Chappell
Robert E. Chappell
Chairman of the Board of Trustees, President
And Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 has been signed below by the following persons, in the capacities indicated, on the 30th day of June, 2008.

	Signature	Title

	/s/Robert E. Chappell	Chairman of the Board of Trustees, President
	Robert E. Chappell	and Chief Executive Officer

	/s/Peter J. Vogt	Executive Vice President
	Peter J. Vogt	and Chief Financial Officer

	*JULIA CHANG BLOCH	Trustee

	*EDWARD G. BOEHNE	Trustee

	*JOAN P. CARTER	Trustee

	*WILLIAM R. COOK	Trustee

	*CHARISSE R. LILLIE	Trustee

	*ALAN B. MILLER	Trustee

	*EDMOND F. NOTEBAERT	Trustee

	*ROBERT H. ROCK	Trustee

	*ANTHONY M. SANTOMERO	Trustee

*By	/s/ Robert E. Chappell
Robert E. Chappell, attorney-in-fact